Related Parties Balance and Transactions (Details)			6 Months Ended
	Sep. 10, 2021	Aug. 10, 2021 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Parties Balance and Transactions [Line Items]
Obligation amount		¥ 221,000,000
Payables									¥ 214,500,000
Interest expenses of loans from related parties				¥ 3,761,333
Tripartite Agreements [Member]
Related Parties Balance and Transactions [Line Items]
Payables								¥ 6,500,000	¥ 214,500,000
Repayment period	5 years
Related Party [Member]
Related Parties Balance and Transactions [Line Items]
Interest expenses of loans from related parties			$ 554,352	¥ 3,761,333	¥ 4,089,072
Total amount of loan			$ 1,851,092			¥ 12,559,847	¥ 15,198,309
Industrial Bank Co., Ltd. [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan						¥ 25,000,000
Agricultural Bank of China [Member]
Related Parties Balance and Transactions [Line Items]
Interest rate			3.35%			3.35%
China Guangfa Bank Co., Ltd [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan						¥ 8,000,000
Interest rate			3.20%			3.20%
Bank of Communications [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan						¥ 10,000,000
Interest rate			3.20%			3.20%
China CITIC Bank [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan						¥ 5,000,000
Interest rate			4.00%			4.00%
Guangzhou International Pharmaceutical Port Sub-branch [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan						¥ 1,800,000
Bank of Jiujiang [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan						7,200,000
Zhuhai China Resources Bank Co., Ltd [Member]
Related Parties Balance and Transactions [Line Items]
Total amount of loan						¥ 5,100,000
Interest rate			3.85%			3.85%
Minimum [Member] | Industrial Bank Co., Ltd. [Member]
Related Parties Balance and Transactions [Line Items]
Interest rate			3.30%			3.30%
Minimum [Member] | Bank of Jiujiang [Member]
Related Parties Balance and Transactions [Line Items]
Interest rate			4.20%			4.20%
Maximum [Member] | Industrial Bank Co., Ltd. [Member]
Related Parties Balance and Transactions [Line Items]
Interest rate			3.40%			3.40%
Maximum [Member] | Bank of Jiujiang [Member]
Related Parties Balance and Transactions [Line Items]
Interest rate			5.00%			5.00%
Guangzhou Aixiangbao Investment Limited Liability Partnership [Member]
Related Parties Balance and Transactions [Line Items]
Ownership percentage		100.00%